Investment Objectives and Goals - AMG GW&K Muni Income ETF	Sep. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG GW&K Muni Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of AMG GW&K Muni Income ETF(the “Fund”) is to seek current income exempt from federalincome tax, consistent with preservation of capital.
Objective, Secondary [Text Block]	Capitalappreciation is a secondary objective.